Net income (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary Shares
Net loss per share
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share		10,515,625
Preferred shares
Net loss per share
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	932,877,749	1,098,514,498	855,287,934